Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Common shares, authorized	500,000,000	500,000,000
Common shares, issued	31,370,000	20,820,000
Common shares, outstanding	31,370,000	20,820,000